===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                       PNC ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

===============================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.


PNC ALTERNATIVE STRATEGIES FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2009

PNC ALTERNATIVE STRATEGIES FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                                          PAGE
FINANCIAL STATEMENTS

Statement of Assets and Liabilities...................................       2

Statement of Operations...............................................       3

Statements of Changes in Members' Capital.............................       4

Statement of Cash Flows...............................................       5

Financial Highlights..................................................       6

Notes to Financial Statements.........................................       7

Board Approval of Investment Management and Advisory Agreements.......      13

Other Information.....................................................      18

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2009

ASSETS
Investment in PNC Alternative Strategies Master Fund LLC ("Master Fund")   $ 20,130,526
Receivable from Master Fund for tender offers                                 5,000,000
Restricted cash                                                                 250,000
Receivable from Manager                                                          87,168
Prepaid expenses                                                                  2,760
                                                                           ------------
   Total assets                                                              25,470,454
                                                                           ------------

LIABILITIES
Note payable for tender offers                                                5,250,000
Due to Master Fund                                                              107,630
Administration fee payable                                                        3,750
Redemptions payable                                                              16,721
Other accrued expenses                                                           51,935
                                                                           ------------
   Total liabilities                                                          5,430,036
                                                                           ------------
   Net assets                                                              $ 20,040,418
                                                                           ============

MEMBERS' CAPITAL
Capital                                                                    $  8,809,836
Accumulated net investment loss                                              (7,705,946)
Accumulated net realized gain on investments                                 16,245,418
Net unrealized appreciation on investments                                    2,691,110
                                                                           ------------
     Members' capital                                                      $ 20,040,418
                                                                           ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                    $     3,091
   Expenses                                                              (275,283)
                                                                      -----------
     Net investment loss allocated from Master Fund                      (272,192)
                                                                      -----------

DIVIDEND INCOME                                                                 3
                                                                      -----------
OPERATING EXPENSES
Administration fees                                                        40,065
Directors' fees                                                             3,484
Audit and tax fees                                                         24,193
Printing fees                                                              16,749
Legal fees                                                                 13,642
Registration fees                                                           1,871
Other expenses                                                             16,952
                                                                      -----------
        Total operating expenses                                          116,956
Less:
     Expense waiver/reimbursement from Manager                           (116,215)
                                                                      -----------
        Net expenses                                                          741
                                                                      -----------
        Net investment loss                                              (272,930)
                                                                      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
  FROM MASTER FUND
Net realized gain on investments                                          941,554
Net change in unrealized appreciation on investments                    1,128,003
                                                                      -----------
        Net realized and unrealized gain on investments allocated
         from Master Fund                                               2,069,557
                                                                      -----------
Net increase in members' capital from operating activities            $ 1,796,627
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2009

FROM OPERATING ACTIVITIES
Net investment loss                                              $   (697,462)
Net realized gain on investments                                    1,674,770
Net change in unrealized appreciation on investments               (6,426,989)
                                                                 ------------
   Net decrease in members' capital from operating activities      (5,449,681)
                                                                 ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                       50,000
Costs of Interests repurchased                                    (10,000,000)
                                                                 ------------
   Net decrease in members' capital from capital transactions      (9,950,000)
                                                                 ------------
MEMBERS' CAPITAL
Balance at beginning of year                                       38,660,193
                                                                 ------------
Balance at end of year                                           $ 23,260,512
                                                                 ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                              $   (272,930)
Net realized gain on investments                                      941,554
Net change in unrealized appreciation on investments                1,128,003
                                                                 ------------
   Net increase in members' capital from operating activities       1,796,627
                                                                 ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                       30,896
Costs of Interests repurchased                                     (5,047,617)
                                                                 ------------
   Net decrease in members' capital from capital transactions      (5,016,721)
                                                                 ------------
MEMBERS' CAPITAL
Balance at beginning of period                                     23,260,512
                                                                 ------------
Balance at end of period                                         $ 20,040,418
                                                                 ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                            $ 1,796,627
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Purchases of investments in Master Fund                                               (101,438)
   Proceeds from the sale of investments in Master Fund                                 5,000,000
   Net investment loss and realized/unrealized gain allocated from Master Fund         (1,797,365)
   Increase in prepaid expenses                                                             7,686
   Increase in receivable from Manager                                                     17,784
   Decrease in restricted cash                                                            500,000
   Decrease in incentive fee payable                                                       (4,902)
   Increase in due to Master Fund                                                         107,630
   Decrease in administration fee payable                                                 (37,500)
   Decrease in directors' fees payable                                                       (137)
   Increase in other accrued expenses                                                      11,615
                                                                                      -----------
     Net cash provided by operating activities                                          5,500,000
                                                                                      -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                           30,896
Costs of Interests repurchased                                                         (5,530,896)
                                                                                      -----------
     Net cash used in financing activities                                             (5,500,000)
                                                                                      -----------
     Net change in cash and cash equivalents                                                   --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                            --
                                                                                      -----------
End of period                                                                         $        --
                                                                                      ===========

NON-CASH FINANCING ACTIVITIES
   Receivable from Master Fund for tender offers                                      $ 5,000,000

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS

                                           SIX-MONTH
                                             PERIOD
                                             ENDED            YEAR            YEAR            YEAR            YEAR          YEAR
                                           SEPTEMBER          ENDED           ENDED           ENDED          ENDED         ENDED
                                           30, 2009         MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
                                          (UNAUDITED)         2009            2008            2007+           2006          2005
                                          -----------       ---------       ---------       ---------       ---------     --------
TOTAL RETURN
Total return before incentive fee (1)            7.58%         (14.41)%          0.53%           7.34%          11.10%        5.96%
Incentive fee                                   (0.00)%         (0.00)%         (0.06)%         (0.78)%         (1.11)%      (0.57)%
                                          -----------       ---------       ---------       ---------       ---------     --------
    Total return after incentive fee (1)         7.58%         (14.41)%          0.47%           6.56%           9.99%        5.39%
                                          ===========       =========       =========       =========       =========     ========
Members' capital, end of period (000's)   $    20,040       $  23,261       $  38,660       $  46,707       $  51,440     $ 50,216
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
  before waivers and reimbursements             (3.00)%(3)      (2.87)%         (2.41)%         (3.06)%         (3.83)%      (3.51)%
  net of waivers and reimbursements             (2.07)%(3)      (1.99)%         (2.07)%         (2.65)%         (3.06)%      (2.76)%
Expense ratio before incentive fee,
  before waivers and reimbursements (2)          3.02%(3)        2.97%           2.43%           2.41%           2.86%        2.99%
  net of waivers and reimbursements (2)          2.09%(3)        2.09%           2.09%           2.00%           2.09%        2.24%
Expense ratio before incentive fee,
  net of waivers and reimbursements              2.09%(3)        2.09%           2.09%           2.00%           2.09%        2.24%
Incentive fee                                    0.00%(4)        0.01%           0.12%           0.76%           1.05%        0.56%
                                          -----------       ---------       ---------       ---------       ---------     --------
Expense ratio after incentive fee, net
   of waivers and reimbursements                 2.09%(3)        2.10%           2.21%           2.76%           3.14%        2.80%
                                          -----------       ---------       ---------       ---------       ---------     --------
Portfolio turnover                              17.75%(5)       15.23%(5)       22.16%(5)       17.52%(5)       21.76%       49.95%

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Alternative Strategies Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waive certain Fund expenses. See
      Note 2 in the Notes to Financial Statements.

(3)   Annualized

(4)   Not Annualized

(5) Portfolio turnover represents the Master Fund's portfolio turnover for July 1, 2006 to March 31, 2007, the years ended March 31, 2008 and March 31, 2009 and the six-month period ended September 30, 2009. Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 5.15%. Portfolio turnover is calculated for the period indicated.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

1.    ORGANIZATION

      PNC Alternative Strategies Fund LLC, the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on October 3, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $51,454,186, including its interests in the underlying investment funds to PNC Alternative Strategies Master Fund LLC (the "Master Fund"), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

      The Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owned 84.9% of the Master Fund as of September 30, 2009.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      Prior to September 29, 2009, PNC Capital Advisors, Inc. served as investment manager of the Fund and Master Fund. On September 29, 2009, the predecessor investment manager to the Master Fund and the Fund, PNC Capital Advisors, Inc., merged with Allegiant Asset Management Company ("Allegiant"), its affiliate, to form PNC Capital Advisors, LLC (the "Manager"), a Delaware limited liability company (the "Merger"). The Manager and its predecessors, PNC Capital Advisors, Inc. and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of PNC Capital Advisors, Inc. and Allegiant to form the Manager. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the investment management agreements with PNC Capital's predecessor that were in effect prior to the merger. As a result, those agreements

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      automatically terminated in accordance with their terms. The Manager is currently serving as the investment manager to the Fund and the Master Fund pursuant to interim investment management agreements approved by the Board of Directors on August 11, 2009, which became effective on September 30, 2009. The Manager will continue to serve in such capacity (unless sooner terminated) until members of the Fund either approve or disapprove new investment management agreements or February 27, 2010, whichever is sooner. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and Master Fund's Board of Directors, respectively.

      At September 30, 2009, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $15,439,788.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

      A. FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

            The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 disclosures by the Master Fund are included in Note 2 of the Master Fund's financial statements.

      B.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

            The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in Note 2 of the financial statements for the Master Fund, which are attached to this report.

      C.    FAIR VALUE MEASUREMENTS

            The Fund and the Master Fund adopted ASC 820 (formerly FAS No. 157 "Fair Value Measurements"), effective April 1, 2008. ASC 820 disclosures by the Master Fund are included in Note 2 of the Master Fund's financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      D.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

      E.    SEGREGATED ACCOUNT

            A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

      F.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Master Fund.

      G.    EXPENSE LIMITATION

            Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.09% of the Fund's average net assets. The Expense Limitation Agreement will remain in effect through June 30, 2010 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

      H.    INCOME TAXES

            The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. Tax years 2005, 2006, 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Master Fund is subject to other filing requirements.

      I.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      J.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2009, there was no investment in this registered investment company.

      K.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

      L.    RESTRICTED CASH

            The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

      M.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    ADMINISTRATION AND OTHER FEES

            The Fund has retained the Manager to serve as the administrator and pays the Manager an administration fee at an annual rate of 0.25% of members' capital of the Fund plus a $15,000 flat fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      C.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the six-month period ended September 30, 2009 were $32,089, which includes $28,605 allocated from Master.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2009, aggregate purchases of the Master Fund amounted to $101,438 and aggregate sales of the Master Fund amounted to $5,000,000.

8.    TENDER OFFERS

      On February 24, 2009, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of members' capital of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2009. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to payment on or about 30 days after June 30, 2009. Members received an initial payment of $2,250,000 on July 31, 2009 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2010 year-end audit.

      On May 27, 2009, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of members' capital of the Fund tendered by Members of the Fund at a price equal to the net asset value at September 30, 2009. Tenders with a value in the amount of $2.5 million were received and accepted by the Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after September 30, 2009, and the remaining payment promptly after the completion of the Fund's March 31, 2010 year end audit.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      On August 28, 2009, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of members' capital of the Fund tendered by Members of the Fund at a price equal to the net asset value at December 31, 2009. Tenders with an estimated value in the amount of $2.5 million were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after December 31, 2009, and the remaining payment promptly after the completion of the Fund's March 31, 2010 year end audit.

9.    SUBSEQUENT EVENT

      The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

The assets of the Master Fund are actively managed and, the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to the investment management agreement between the Manager and the Fund.

On September 29, 2009, PNC Capital Advisors, Inc., the predecessor investment manager to the Master Fund and the Fund (the "Predecessor Manager"), merged with Allegiant Asset Management Company ("Allegiant"), its affiliate, to form PNC Capital Advisors, LLC, a Delaware limited liability company (the "Manager"). As used herein, the merger of the Predecessor Manager and Allegiant to form the Manager is referred to as the "Merger." The Manager and its predecessors, the Predecessor Manager and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of the Predecessor Manager and Allegiant to form the Manager. The Merger resulted in an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of the investment management agreements with the Predecessor Manager that were in effect prior to the Merger. As a result, those agreements automatically terminated in accordance with their terms.

In anticipation of the Merger, the Boards of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of 1940 Act (the "Independent Directors")), met in person at a meeting on August 11, 2009 and approved separate interim investment management agreements between the Master Fund and the Manager and the Fund and the Manager, respectively (collectively, the "Interim Investment Management Agreements") in order for the Manager to continue to serve as the investment manager to the Master Fund and the Fund in the event that the Merger occurred. At the same meeting, the Directors, including a majority of the Independent Directors, approved new investment management agreements between the Master Fund and the Manager and the Fund and the Manager, respectively (collectively, the "New Investment Management Agreements"), subject to approval by the Fund's members. The Interim Investment Management Agreements took effect on September 30, 2009 and will remain in effect (unless sooner terminated) until members of the Fund either approve or disapprove the New Investment Management Agreements or February 27, 2010, whichever is sooner. Prior to September 30, 2009, the Predecessor Manager served as the investment manager to the Master Fund pursuant to an investment management agreement with the Master Fund and an investment management agreement with the Fund (collectively, the "Prior Investment Management Agreements"). The Prior Investment Management Agreements were last approved by the Board at a meeting held on May 14, 2009. The approval of the Prior Investment Management Agreements is discussed below in the section entitled "Approval of Prior Agreements."

In reaching its decision to approve the Interim Investment Management Agreements and the New Investment Management Agreements, the Directors considered whether the New Investment Management Agreements would be in the best interests of the Master Fund and the Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreements to the Master Fund and the Fund.

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and the Fund and its members, and took into account that the Interim Investment Management Agreements and New Investment Management Agreements were substantially identical in all material respects to the Prior Investment Management Agreements; that there will be no changes in the advisory and incentive fees; and that the fees earned would be held in escrow pending approval of the New Investment Management Agreements. The Directors also considered the material terms of the Merger that would impact the Master Fund and the Fund, including but not limited to the changes to management of the Manager; the proposed reorganization of other registered investment companies advised by the Manager; that the Master Fund and the Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement; and that the independence of the Master Fund's and the Fund's registered public accounting firm would not be compromised by the acquisition.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the New Investment Management Agreements to the Master Fund and the Fund, the Directors considered that the agreements provided for the same services, and contained the same terms and conditions as the Prior Investment Management Agreements and the Interim Investment Management Agreements. They considered that the experience and staffing of the personnel of the Manager dedicated to performing services would not change as a result of the Merger and noted that the combined firm would have a broader depth of portfolio management, research services and investment expertise. The Directors noted that the Prior, Interim and New Investment Management Agreements for the Master Fund authorize the Manager and its predecessor to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser"), to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's compliance program and its procedures and noted that the Manager and Allegiant had the same chief compliance officer and compliance staff overseeing the advisory firms' respective programs and would continue to oversee the Manager's compliance program following the business combination, including the disaster recovery plan, code of ethics and proxy voting policies and procedures. The Directors confirmed that there was no pending litigation or regulatory actions against the Manager or its predecessors that would adversely affect or prohibit the combined entity's services to the Master Fund and the Fund. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

With respect to the advisory fees to be paid under the New Investment Management Agreements, the Directors considered that the Interim Investment Management Agreements and New Investment Management Agreements had the same advisory and incentive fees as the Prior Investment Management Agreements, and that the performance-based incentive fee increases the Manager's fee level when performance exceeds certain standards and decreases the fee level when performance falls below certain standards. The Directors noted that they had reviewed and considered the fees paid to the Manager under the Prior Investment Management Agreements at their meeting on May 14, 2009, and that there were no changes to the fees paid to the Manager since that meeting. The Directors noted that the Manager would maintain the existing expense limitation agreement that the Predecessor Manager had with the Fund. The Directors also noted that, following the Merger, the Manager would have an expanded infrastructure and

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

wider platform of qualified and experienced staff with no increase in fees. Based upon their review, the Directors concluded that the asset-based management fee and performance-based incentive fee were fair and reasonable.

The Directors also considered the annualized returns of the Fund for the calendar one-year, three-year, five-year and since inception periods ended June 30, 2009 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The Directors noted that the performance of the Master Fund was that of a prior fund, which was reorganized into the current master-feeder structure whereby the Master Fund and the Fund assumed the prior fund's investment portfolio. The comparative information showed that the Fund outperformed the outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods, and the Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreements were reasonable and fair and that the approval of the New Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

APPROVAL OF PRIOR INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on May 14, 2009, the Directors of the Master Fund, including a majority of the Independent Directors, met in person and voted to approve the renewal of the Prior Investment Management Agreements separately between the Master Fund and the Predecessor Manager and the Fund and the Predecessor Manager.

The Directors considered whether the renewal of the Prior Investment Management Agreements would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Predecessor Manager and the overall fairness of the Prior Investment Management Agreements. In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Predecessor Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Predecessor Manager under the Prior Investment Management Agreements for the Master Fund, the Directors considered the experience and staffing of the personnel of the Predecessor Manager dedicated to performing services for the Master Fund and the Fund. The Directors noted that the Prior Investment Management Agreement for the Master Fund authorized the Predecessor Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Predecessor Manager's supervision, and that pursuant to such authority the Predecessor Manager had retained the Adviser to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Predecessor Manager's procedures to oversee and monitor the investment activities of the Adviser and, separately, the Predecessor Manager's compliance program. Based on this review, the Directors

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

concluded that the Predecessor Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2009 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods. The Directors concluded that the overall performance was satisfactory considering current market conditions. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

The Directors also assessed the asset-based management and incentive fees, together with the total expense ratio, of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structures that was based on publicly available sources and provided by the Predecessor Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the Fund's fee structure provides for a performance-based incentive fee that increases the Predecessor Manager's fee level when performance exceeds certain standards and decreases the fee level when performance falls below certain standards. The Directors considered the Predecessor Manager's profitability in providing services to the Master Fund and the Fund taking into account the fees and other benefits realized by the Predecessor Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Predecessor Manager in providing these services. The Directors concluded that the fees were fair and reasonable in relation to the services being provided.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Prior Investment Management Agreements were reasonable and fair and that the approval of the renewal of the Prior Investment Management Agreements was in the best interests of the Master Fund and the Fund and its members.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Management Agreement authorizes the Manager to employ an adviser to assist the Manager in the performance of its investment management responsibilities, including any or all of the investment advisory services, provided that any fees or compensation payable to such adviser are paid by the Manager. The Manager retained the Adviser to manage the Master Fund's investment portfolio pursuant to an Investment Advisory Agreement. At the same meeting held on May 14, 2009, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Master Fund, the Predecessor Manager and the Adviser.

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

The Directors considered whether the renewal of the Investment Advisory Agreement would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement. In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Adviser. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Predecessor Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Predecessor Manager to the Adviser when the performance of the Fund exceeds certain levels and that such fees are paid by the Predecessor Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Predecessor Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

Based on their evaluation of all material factors, including those described above, the Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable and that the approval of the Investment Advisory Agreement is in the best interests of the Master Fund and its members.

PNC ALTERNATIVE STRATEGIES FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2009

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2009

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                                      PAGE
Fund Commentary....................................................      2

FINANCIAL STATEMENTS

Schedule of Investments............................................      6

Statement of Assets and Liabilities................................      8

Statement of Operations............................................      9

Statements of Changes in Members' Capital..........................     10

Statement of Cash Flows............................................     11

Financial Highlights...............................................     12

Notes to Financial Statements......................................     13

Board Approval of Investment Management and Advisory Agreements....     20

Other Information..................................................     25

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2009

Dear Members:

PNC Alternative Strategies Master Fund* (the "Fund") gained 7.33%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2009 (the "Reporting Period"). In comparison, the Russell 2000 Index advanced 43.95% for the same period.

Global equity markets broadly and smaller-cap equities in particular rebounded sharply during the six months ended September 30, 2009, as "less bad" economic and corporate results fueled a powerful rally in what had been a significantly oversold and underinvested equity market. Given this supportive backdrop, we are most pleased to report that the Fund produced positive returns in each of the six months during the Reporting Period. The Fund, however, underperformed the Russell 2000 Index on a relative basis in each of the six months during the Reporting Period, thereby lagging the broad small-cap equity market for the Reporting Period overall. It is important to note that the Fund's standard deviation, a commonly used statistical measure of portfolio volatility and risk, remained significantly lower than that of the Russell 2000 Index for the Reporting Period. Specifically, the Fund had an annualized standard deviation of just 1.8% for the Reporting Period, compared to a 18.4% annualized standard deviation for the Russell 2000 Index.

As always, it is important to maintain a long-term perspective. Since its inception on December 27, 2002, the Fund has gained 3.90%, net of all fees, expenses and incentive allocations, on an annualized basis through September 30, 2009. In comparison, the Russell 2000 Index rose 8.37% for the same period.

MARKET AND ECONOMIC REVIEW

Just weeks before the start of the Reporting Period, economic news became less bad and "green shoots" even began to appear. Investor sentiment improved. The Treasury Department finally revealed details on key parts of its financial rescue plans, and investors recognized that the government was not interested in nationalizing companies that could be viable as privately-owned enterprises. Subsequently, Gross Domestic Product ("GDP") declined less than expected in the second quarter of 2009, and U.S. equities rallied strongly. Although the equity markets stalled somewhat in June, the rally resumed with vigor again in July.

Several big themes drove the equity market during the third calendar quarter. Positive statements about the recession likely being over from Federal Reserve Board ("the Fed") Chairman Ben Bernanke contributed some optimism. Investors appeared to agree that massive economic stimulus programs and packages have been put in place and that such stimulus should now be allowed to work its way through the financial system. The popular "cash for clunkers" program helped spur auto sales and managed to get consumers to spend. A falling dollar boosted commodity stocks and the stocks of companies doing a majority of their business outside the United States. Financial stocks continued to recover from the crushing they had absorbed into March. Technology's strength continued. Some outliers bottomed and rebounded sharply. U.S. equity markets posted their seventh consecutive month of positive returns in September 2009, although economic data remained mixed. Consumer confidence slipped toward the end of the Reporting Period after improving for several months prior. U.S. home prices improved but remained below its year-ago level. The Labor Department reported that the 4-week moving average of new jobless claims declined in September, but unemployment remained elevated at 9.8%, its highest level in 26 years. There was growing evidence that corporate America was tightening its belt, but better-than-anticipated earnings in general were due more to cost-cutting measures and suppressed expectations than to top-line growth. Despite this mixed data and growing concerns about building inflationary pressures, including oil prices jumping more than 45% during the six months ended September 30, 2009, the equity markets' big push during the Reporting Period primarily reflected a belief among investors that an economic recovery was forming and company earnings may be improving going forward. Indeed, third quarter GDP was widely anticipated to move into positive territory.

Small-cap equities, as represented by the Russell 2000 Index, significantly outpaced their large-cap counterparts and only modestly trailed their mid-cap brethren, during the Reporting Period. Within the small-cap sector, value stocks moderately outpaced growth stocks. That said, all sectors comprising the Russell 2000 Index experienced robust

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2009

double-digit gains during the six months. Four of the ten sectors soared more than 45% during the Reporting Period, with cyclical areas, such as energy, consumer discretionary and materials, leading the way. Somewhat surprisingly, technology also surged ahead. More defensive sectors, including utilities, consumer staples, and health care, underperformed the Russell 2000 Index. The much-headlined financials sector, while advancing 28% during the Reporting Period, also lagged the Russell 2000 Index.

FUND REVIEW

During the Reporting Period, Robeco Investment Management, Inc. maintained its goal of increasing portfolio risk to be consistent with the Fund's stated objectives and refined both sub-fund manager and hedge fund strategy diversification so that no one manager or strategy may dominate performance. At the same time, we sought to streamline the Fund, such that an increasingly greater emphasis was placed on its long/short equity strategy component.

In so doing, we redeemed one of the Fund's 14 managers--Dirigo L.L.C., a long/short equity variable exposure manager--effective March 31, 2009. Then during the Reporting Period itself, we redeemed three of the Fund's managers and added two, such that there were 12 managers at September 30, 2009. We sought managers who, in our view, have strong portfolio management and trading skills, well-articulated investment processes for return generation and demonstrated abilities to manage portfolio risk exposures(2). Given the continued high market volatility and macroeconomic-driven environment, we also sought managers using tactically traded strategies, as we believed these managers would be better able to generate strong risk-adjusted returns than managers more focused on stock specific factors. Of the managers redeemed during the Reporting Period, two were long/short equity managers and one was a relative-value manager. Each was redeemed for investment-related reasons.

The Fund's assets continued to be invested primarily with managers focusing on smaller companies, typically less than $5 billion in capitalization. We continued to categorize the Fund's strategies into three main components. The first is long/short equity strategies with a small-cap emphasis, which comprised an increasing portion of the overall Fund assets during the Reporting Period. The increased tilt toward this component remained in line with the mandate of the Fund. The Fund maintained only modest allocations to the other two components of the Fund--event-driven strategies and relative-value strategies. The non-long/short equity components, each of which maintain an emphasis on those specific strategies correlated with small-cap returns, are meant to enhance the Fund's risk-adjusted returns and help manage portfolio risk. During a Reporting Period that saw a robust rally in the equity markets, all three of these strategy components generated strong positive gains. All three strategy components, however, underperformed the Russell 2000 Index on a relative basis during the Reporting Period.

- LONG/SHORT EQUITY STRATEGIES - Long/short equity strategies are typically characterized by buying long undervalued positions and selling short overvalued positions. The long/short equity strategies of the Fund, comprising the largest percentage of Fund net assets, made the greatest contribution to the Fund's performance by a wide margin. Still, in aggregate, the long/short equity managers lagged the Russell 2000 Index, due primarily to their low market beta.(1) In general, the massive equity market rally during the Reporting Period was beta driven. Moderate gross/net exposures also contributed to this component's relatively weaker performance as did certain economically-sensitive short positions that rocketed higher. Individual stocks continued to experience high levels of volatility driven by macroeconomic and government policy news flow. However, stock and sector correlations moderated during the Reporting Period, enabling several of the Fund managers to generate returns from effective stock-specific positioning.

      Among this component's sub-strategies, the Fund's highly-hedged managers generally lagged the equity market rally. Managers with more economically-sensitive long positions, such as Pennant Winward Fund, L.P., were still able to generate strong positive returns, but managers such as Tiedemann/Falconer Partners, L.P. ("Tiedemann Falconer") and Harvest Small Cap Partners Qualified L.P. ("Harvest"), which had higher levels of short exposure to economically-sensitive names, were hurt and posted negative performance for the Reporting Period. Tiedemann Falconer and Harvest were each added to the Fund as managers during the Reporting

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2009

      Period. The component's variable exposure managers tend to have more latitude with respect to net sector exposure, and so managers who were able to add to long exposure throughout the Reporting Period generally outperformed those that maintained a highly-hedged portfolio. In particular, those managers, such as Cadian Fund, L.P., that had significant net long exposure to the technology sector were able to generate strong returns for the Reporting Period. The component's long-biased managers tend to maintain net long exposure and therefore to have higher correlations to market moves. Not surprisingly, then, the Fund's long-biased managers, including Clovis Capital Partners Institutional, L.P. and Harvey SMidCap, L.P., generated strong performance during the Reporting Period given the robust equity market rally experienced.

      All told, of the nine hedge funds in the Fund's long/short equity component at the end of September 2009, seven generated positive returns and two generated negative returns for the Reporting Period. Of the managers redeemed during the Reporting Period, two were long/short equity managers, namely Apis Capital, L.P. and Tracer Capital Partners QP, L.P., which both employ a variable exposure strategy. Both of these redeemed managers contributed to returns during the six months, but each generated a negative return. With these manager changes and our enhanced emphasis on long/short equity strategies, the Fund's allocation to this component shifted from 79.2% of the Fund's net assets at the start of the Reporting Period to 94.2% of the Fund's net assets at the end of the Reporting Period.

- EVENT-DRIVEN STRATEGIES - Event-driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Event-driven strategies as a whole were a solid performing component of the Fund, generating double-digit positive returns during the Reporting Period. However the component had the least impact on the Fund's returns overall as it comprised the smallest allocation of Fund net assets. The component's strong performance was driven exclusively by its catalyst-driven sub-fund, Altima Global Special Situations Fund, L.P. ("Altima"). Altima performed best, benefiting from net long exposure to the emerging equity markets in general and the BRIC (Brazil, Russia, India and China) countries in particular. These emerging equity markets rebounded sharply during the Reporting Period, and the sub-fund was able to capture a portion of the strong returns generated by these equity markets. In contrast, the component's multi-strategy sub-fund--Perry Partners, L.P. - suffered from mark downs to less liquid equity-oriented positions. The Fund's allocation to event-driven strategies shifted over the Reporting Period from 6.6% of the Fund's net assets at the start of the Reporting Period to 4.7% of the Fund's net assets at the end of the Reporting Period.

- RELATIVE-VALUE STRATEGIES - Relative-value strategies are market-neutral investment strategies that seek to identify investments whose values are attractive, compared to similar securities, when risk, liquidity and return are taken into account. The relative-value strategies of the Fund, like the event-driven strategies, accounted for only a modest impact on the Fund's results given the moderate percentage of Fund net assets allocation to this component. That said, the relative-value component did generate the strongest positive returns during the Reporting Period. Within the component, the Fund's macro manager, Wexford Spectrum Fund I, L.P. ("Wexford"), benefited from tactical net long exposure to the equity markets, generating positive returns for the Reporting Period. Still, we redeemed Wexford by the end of the Reporting Period, redeploying assets into the long/short equity strategy component of the Fund. Petra Offshore Fund, L.P. ("Petra"), the Fund's structured credit manager, faced ongoing headwinds. Deteriorating credit markets left borrowers unable to service and repay loans, resulting in asset-value write-downs and liquidity issues for the sub-fund's portfolio of real estate investments. We brought the percentage of Fund net assets allocated to Petra down to virtually zero by the end of the Reporting Period, though we did not redeem this manager. Overall, the Fund's allocation to relative-value strategies shifted from 8.1% of the Fund's net assets at the start of the Reporting Period to 0.0% of the Fund's net assets at the end of September 2009.

STRATEGY AHEAD

The rising tide that "lifted all boats" in the equity markets during the Reporting Period has, in our view, enabled managers to find highly attractive short positions to help balance out their long portfolios. This has created the opportunity for "double alpha," or the ability to add value in selecting individual securities, independent of the

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2009

effect of overall market movements, in two distinct ways. Indeed, toward the end of the Reporting Period, we saw signs that managers were generating positive returns from short positions, such as solar stocks that cratered in August, as well as from long positions, which generated the bulk of the returns during the six months ended September 30, 2009. In addition, while managers had been keeping their top position sizes rather small given lower overall conviction levels early in the Reporting Period, we saw a few of the more fundamentally-oriented stock pickers in the Fund's portfolio increase top position sizes in the last months of the Reporting Period. This is evidence of higher levels of conviction and could be a response to the significant declines in stock volatility and correlation. If these trends continue, we would expect opportunities for alpha generation to be strong in the months ahead.

Given this backdrop, we believe the Fund was well positioned at the end of the Reporting Period with a mix of managers diversified by style, with both bottom-up fundamental investors and tactical traders, and by growth vs. value. The Fund was also more broadly diversified by stock and sector as the Reporting Period progressed, which has provided a trend toward cautiously increasing gross and net market exposures. That said, at the end of the Reporting Period, the technology sector remained the largest gross and net exposure for the Fund's portfolio.

We intend, of course, to continue to monitor and assess the merits of all managers and strategies employed in the Fund. As we seek additional managers for the Fund, we intend to focus on those with strong portfolio management and trading skills and those with a proven track record of successfully navigating volatile markets. We also intend to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles going forward.

Sincerely,

ROBECO INVESTMENT MANAGEMENT, INC.

*THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(1) Beta is a measure of volatility in relation to the market as a whole. A beta higher than 1 indicates that a security or portfolio will tend to exhibit higher volatility than the market. A beta lower than 1 indicates that a security or portfolio will tend to exhibit lower volatility than the market.

(2) Exposure is the extent to which a hedge fund is vulnerable to changes in a given financial market. Exposure can be measured on a net or gross basis. Gross exposure is calculated by adding the percentage of the fund's equity invested in short sales to the percentage of it used for long positions. In both cases, the exposures often exceed 100% because they do not account for the use of leverage. Net exposure takes into account the benefits of offsetting long and short positions and is calculated by subtracting the percentage of the fund's equity capital invested in short sales from the percentage of its capital used for long positions. For example, if a fund is 125% long and 50% short, its net exposure would be 75%.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

Long/Short - Variable Exposure   44%

Long/Short - Highly Hedged       27%

Long/Short - Long-Biased         24%

Event-Driven                      5%

Structured Credit                 0%

                                                                                   MEMBERS'
INVESTMENT FUNDS*                                        COST           VALUE       CAPITAL     LIQUIDITY+
------------------------------------------------     ------------   ------------   ---------   -----------
LONG/SHORT - VARIABLE EXPOSURE
   Cadian Fund, L.P.                                 $  3,000,000   $  3,137,195       13.23%   Quarterly
   Cobalt Partners, L.P.**                              2,751,688      2,870,077       12.10   Semi-Annual
   Coeus Capital, L.P.                                  2,000,000      1,848,588        7.80    Quarterly
   Criterion Institutional Partners, L.P.               1,995,334      2,633,768       11.11    Quarterly
                                                     ------------   ------------   ---------
        Total Long/Short - Variable Exposure            9,747,022     10,489,628       44.24
LONG/SHORT - HIGHLY HEDGED
   Harvest Small Cap Partners Qualified L.P.            1,500,000      1,433,182        6.04     Monthly
   Pennant Winward Fund, L.P.                           1,399,244      2,942,492       12.41    Quarterly
   Tiedemann/Falconer Partners, L.P.                    2,000,000      1,907,442        8.04    Quarterly
                                                     ------------   ------------   ---------
        Total Long/Short - Highly Hedged                4,899,244      6,283,116       26.49
LONG/SHORT - LONG-BIASED
   Clovis Capital Partners Institutional, L.P.          2,346,500      2,806,404       11.84    Quarterly
   Harvey SMidCap, L.P.**                               2,205,418      2,755,892       11.62    Quarterly
                                                     ------------   ------------   ---------
        Total Long/Short - Long-Biased                  4,551,918      5,562,296       23.46
EVENT-DRIVEN
   Altima Global Special Situations Fund, L.P.**        1,011,475      1,045,526        4.41    Quarterly
   Perry Partners, L.P.                                   108,884         74,934        0.32       ++
                                                     ------------   ------------   ---------
        Total Event-Driven                              1,120,359      1,120,460        4.73
STRUCTURED CREDIT
   Petra Offshore Fund, L.P.***                         1,250,000             --        0.00    Quarterly
                                                     ------------   ------------   ---------
        Total Structured Credit                         1,250,000             --        0.00
                                                     ------------   ------------   ---------
Total Investment Funds                                 21,568,543     23,455,500       98.92
                                                     ------------   ------------   ---------
REGISTERED INVESTMENT COMPANY
   SEI Daily Income Trust Money Market Fund
     Fund, Class A, 0.030%@                             2,480,032      2,480,032       10.46      Daily
                                                     ------------   ------------   ---------
        Total Investments                            $ 24,048,575   $ 25,935,532      109.38%
                                                     ============   ============   =========

*     All investment funds are non-income producing.

**    Fund investment fully or partially segregated to cover tender offers.

*** This investment fund has been fair valued by the Fund's Pricing Committee in accordance with procedures approved by the Board of Directors.

+     Liquidity terms shown apply after lock-up provisions.

++ The remaining investment is a side pocket which is in the process of liquidating.

@     Rate shown is the 7-day effective yield as of September 30, 2009.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

As of September 30, 2009, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

        COUNTRY               COST           VALUE
Cayman Islands - 8.04%    $  3,250,000   $  1,907,442
United States - 101.34%     20,798,575     24,028,090
                          ------------   ------------
                          $ 24,048,575   $ 25,935,532
                          ============   ============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $24,048,575. Net unrealized appreciation on investments for tax purposes was $1,886,957 consisting of $3,481,695 of gross unrealized appreciation and $1,594,738 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page and this page, representing 98.92% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2009

ASSETS
Investment Funds, at value (cost $21,568,543)                              $ 23,455,500
Investment in registered investment company, at value (cost $2,480,032)*      2,480,032
Fund investments made in advance                                              1,500,000
Receivable from fund investments sold                                         1,322,793
Receivable from feeder funds                                                    215,180
Prepaid expenses                                                                 10,606
Dividend income receivable                                                          302
                                                                           ------------
   Total assets                                                              28,984,413
                                                                           ------------

LIABILITIES
Due to feeder funds for tender offers                                         5,200,000
Management fee payable                                                           51,598
Directors' fees payable                                                           4,813
Chief Compliance Officer fees payable                                             1,958
Other accrued expenses                                                           14,321
                                                                           ------------
   Total liabilities                                                          5,272,690
                                                                           ------------
   Net assets                                                              $ 23,711,723
                                                                           ============

MEMBERS' CAPITAL
Capital                                                                    $ 14,644,262
Accumulated net investment loss                                              (2,787,374)
Accumulated net realized gain on investments                                  9,967,878
Net unrealized appreciation on investments                                    1,886,957
                                                                           ------------
   Members' capital                                                        $ 23,711,723
                                                                           ============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

INVESTMENT INCOME
Dividend income                                              $     3,532
                                                             -----------

OPERATING EXPENSES
Management fees                                                  181,047
Administration fees                                               30,438
Directors' fees                                                   32,751
Chief Compliance Officer fees                                      4,573
Audit fees                                                        29,903
Legal fees                                                        15,958
Line of credit facility fees                                       4,736
Printing fees                                                      2,396
Custodian fees                                                     1,490
Other expenses                                                    11,842
                                                             -----------
   Operating expenses                                            315,134
                                                             -----------
   Net investment loss                                          (311,602)
                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                               1,075,528
Net change in unrealized appreciation on investments           1,293,942
                                                             -----------
   Net realized and unrealized gain on investments             2,369,470
                                                             -----------
Net increase in members' capital from operating activities   $ 2,057,868
                                                             ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2009

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (828,583)
Net realized gain on investments                                      1,872,548
Net change in unrealized appreciation on investments                 (7,157,984)
                                                                   ------------
     Net decrease in members' capital from operating activities      (6,114,109)
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        575,636
Costs of Interests repurchased                                      (10,858,843)
                                                                   ------------
     Net decrease in members' capital from capital transactions     (10,283,207)
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of year                                         43,098,547
                                                                   ------------
Balance at end of year                                             $ 26,701,231
                                                                   ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (311,602)
Net realized gain on investments                                      1,075,528
Net change in unrealized appreciation on investments                  1,293,942
                                                                   ------------
     Net increase in members' capital from operating activities       2,057,868
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        152,622
Costs of Interests repurchased                                       (5,199,998)
                                                                   ------------

     Net decrease in members' capital from capital transactions      (5,047,376)
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                       26,701,231
                                                                   ------------
Balance at end of period                                           $ 23,711,723
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                            $ 2,057,868
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized appreciation on investments                                (1,293,942)
   Net realized gain on investments                                                    (1,075,528)
   Purchases of investments                                                            (4,600,000)
   Proceeds from the sale of investments                                                8,569,556
   Net purchases of short-term investments                                             (1,090,394)
   Decrease in fund investments made in advance                                           500,000
   Decrease in receivable from fund investments sold                                    2,255,136
   Increase in receivable from feeder funds                                              (215,180)
   Decrease in dividend income receivable                                                   1,295
   Decrease in prepaid expenses                                                             3,284
   Decrease in management fee payable                                                     (15,817)
   Decrease in administration fee payable                                                 (37,178)
   Increase in Chief Compliance Officer fees payable                                        1,115
   Increase in directors' fees payable                                                      2,349
   Decrease in other accrued expenses                                                     (15,188)
                                                                                      -----------
     Net cash provided by operating activities                                          5,047,376
                                                                                      -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                          152,622
Costs of Interests repurchased                                                         (5,199,998)
                                                                                      -----------
     Net cash used in financing activities                                             (5,047,376)
                                                                                      -----------
     Net increase in cash and cash equivalents                                                 --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                            --
                                                                                      -----------
End of period                                                                         $        --
                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FINANCIAL HIGHLIGHTS

                                             SIX-MONTH
                                           PERIOD ENDED            YEAR           YEAR         PERIOD
                                           SEPTEMBER 30,          ENDED           ENDED         ENDED
                                               2009              MARCH 31,      MARCH 31,     MARCH 31,
                                            (UNAUDITED)            2009           2008          2007+
                                           -------------        ----------     ----------     ---------
Total return (1)                                    7.33%           (14.45)%         0.76%         7.84%
Members' capital, end of period (000's)    $      23,712        $   26,701     $   43,099     $  50,659

RATIOS TO AVERAGE NET ASSETS
   Net investment loss                             (2.10)%(3)        (2.09)%        (1.71)%       (1.87)%(3)
   Net operating expenses (2)                       2.12%(3)          2.21%          1.85%         1.97%(3)
Portfolio turnover                                 17.75%(4)         15.23%         22.16%        17.52%(4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

1.    ORGANIZATION

      PNC Alternative Strategies Master Fund LLC, the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from PNC Alternative Strategies Fund LLC on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      Prior to September 29, 2009, PNC Capital Advisors, Inc. served as investment manager of the Master Fund. On September 29, 2009, the predecessor investment manager to the Master Fund, PNC Capital Advisors, Inc., merged with Allegiant Asset Management Company ("Allegiant"), its affiliate, to form PNC Capital Advisors, LLC (the "Manager"), a Delaware limited liability company (the "Merger"). The Manager and its predecessors, PNC Capital Advisors, Inc. and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of PNC Capital Advisors, Inc. and Allegiant to form the Manager. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the investment management agreements with PNC Capital's predecessor that were in effect prior to the merger. As a result, those agreements automatically terminated in accordance with their terms. The Manager is currently serving as the investment manager to the Master Fund pursuant to an interim investment management agreement approved by the Board of Directors on August 11, 2009, which became effective on September 30, 2009. The Manager will continue to serve in such capacity (unless sooner terminated) until Members either approve or disapprove the new investment management agreement or February 27, 2010, whichever is sooner. The Manager oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board of Directors.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A. FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

            The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

            Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

            GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Master Fund has implemented the Codification as of September 30, 2009.

      B.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

            Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

            ASC 820 (formerly FAS No. 157 "Fair Value Measurements") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy under ASC 820 are described below:

            - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

            - Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

            - Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

            As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Funds' investments are measured at September 30, 2009:

                                  Level 1      Level 2       Level 3        Total
                                -----------   ---------   ------------   ------------
Investment Funds                $        --   $      --   $ 23,455,500   $ 23,455,500
Registered Investment Company     2,480,032          --             --      2,480,032
                                -----------   ---------   ------------   ------------
Total                           $ 2,480,032   $      --   $ 23,455,500   $ 25,935,532
                                ===========   =========   ============   ============

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

            The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

  Beginning                   Change in unrealized
Balance as of    Realized        appreciation/       Net purchase/   Ending Balance
   3/31/09      gain/(loss)     (depreciation)          sales        as of 9/30/09
-------------   -----------   --------------------   -------------   -------------
$  25,055,586   $ 1,075,528   $          1,293,942   $ (3,969,556)   $  23,455,500
-------------   -----------   --------------------   ------------    -------------

            For the six-month period ended September 30, 2009 there has been no significant changes to the Fund's fair valuation methodologies.

      C.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      D.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the six-month period ended September 30, 2009, allocations/fees for these services ranged from 1.0% to 2.0% annually for management fees and were 20% annually for the performance or incentive allocations.

      E.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. Tax years 2006, 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Master Fund is subject to other filing requirements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

            On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

      F.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund (the "Fund"), for cash management purposes. At September 30, 2009, this investment consisted of 2,480,032 shares which amounted to 10.5% of members' capital.

      G.    SEGREGATED INVESTMENTS

            Certain investments have been segregated to finance the repurchase on Interests from tender offers.

      H.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of members' capital of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

      I.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee at an annual rate of 0.20% of members' capital of the Master Fund. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

      C.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the six-month period ended September 30, 2009 were $32,751.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2009, the aggregate purchases and sales of investments (excluding short-term securities) were $4,600,000 and $8,569,556, respectively.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

8.    TENDER OFFERS

      On February 24, 2009, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2009. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on July 31, 2009.

      On May 27, 2009, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at September 30, 2009. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on October 31, 2009.

      On August 28, 2009, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of members' capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2009. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment of $2,600,000 on or about 30 days after December 31, 2009.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the six-month period ended September 30, 2009 the Master Fund had no borrowings.

10.   SUBSEQUENT EVENT

      The Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SEPTEMBER 30, 2009

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On September 29, 2009, PNC Capital Advisors, Inc., the predecessor investment manager to the Master Fund (the "Predecessor Manager"), merged with Allegiant Asset Management Company ("Allegiant"), its affiliate, to form PNC Capital Advisors, LLC, a Delaware limited liability company (the "Manager"). As used herein, the merger of the Predecessor Manager and Allegiant to form the Manager is referred to as the "Merger." The Manager and its predecessors, the Predecessor Manager and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of the Predecessor Manager and Allegiant to form the Manager. The Merger resulted in an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of the investment management agreement with the Predecessor Manager that was in effect prior to the Merger. As a result, the agreement automatically terminated in accordance with its terms.

In anticipation of the Merger, the Board of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of 1940 Act (the "Independent Directors")), met in person at a meeting on August 11, 2009 and approved interim investment management agreement between the Master Fund and the Manager (the "Interim Investment Management Agreement") in order for the Manager to continue to serve as the investment manager to the Master Fund in the event that the Merger occurred. At the same meeting, the Directors, including a majority of the Independent Directors, approved new investment management agreement between the Master Fund and the Manager (the "New Investment Management Agreement"), subject to approval by the members of the that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds"). The Interim Investment Management Agreement took effect on September 30, 2009 and will remain in effect (unless sooner terminated) until members of the Feeder Funds either approve or disapprove the New Investment Management Agreement or February 27, 2010, whichever is sooner. Prior to September 30, 2009, the Predecessor Manager served as the investment manager to the Master Fund pursuant to an investment management agreement with the Master Fund (the "Prior Investment Management Agreement"). The Prior Investment Management Agreement were last approved by the Board at a meeting held on May 14, 2009 The approval of the Prior Investment Management Agreement is discussed below in the section entitled "Approval of Prior Agreements."

In reaching its decision to approve the Interim Investment Management Agreement and the New Investment Management Agreement, the Directors considered whether the New Investment Management Agreement would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreement to the Master Fund.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreement and New Investment Management Agreement were substantially identical in all material respects to the Prior Investment Management Agreement; that there will be no changes in the advisory and incentive fees; and that the fees earned would be held in escrow pending approval of the New Investment Management Agreement. The Directors also considered the material terms of the Merger that would impact the Master Fund, including but not limited to the changes

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SEPTEMBER 30, 2009

to management of the Manager; the proposed reorganization of other registered investment companies advised by the Manager; that the Master Fund and the Feeder Funds would not bear any expenses related to the acquisition, including expenses related to the proxy statement; and that the independence of the Master Fund's registered public accounting firm would not be compromised by the acquisition.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the New Investment Management Agreement to the Master Fund, the Directors considered that the agreements provided for the same services, and contained the same terms and conditions as the Prior Investment Management Agreement and the Interim Investment Management Agreement. They considered that the experience and staffing of the personnel of the Manager dedicated to performing services would not change as a result of the Merger and noted that the combined firm would have a broader depth of portfolio management, research services and investment expertise. The Directors noted that the Prior, Interim and New Investment Management Agreements for the Master Fund authorize the Manager and its predecessor to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser"), to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's compliance program and its procedures and noted that the Manager and Allegiant had the same chief compliance officer and compliance staff overseeing the advisory firms' respective programs and would continue to oversee the Manager's compliance program following the business combination, including the disaster recovery plan, code of ethics and proxy voting policies and procedures. The Directors confirmed that there was no pending litigation or regulatory actions against the Manager or its predecessors that would adversely affect or prohibit the combined entity's services to the Master Fund. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

With respect to the advisory fees to be paid under the New Investment Management Agreement, the Directors considered that the Interim Investment Management Agreement and New Investment Management Agreement had the same advisory fee as the Prior Investment Management Agreement. The Directors noted that they had reviewed and considered the fee paid to the Manager under the Prior Investment Management Agreement at their meeting on May 14, 2009, and that there were no changes to the fee paid to the Manager since that meeting. The Directors also noted that, following the Merger, the Manager would have an expanded infrastructure and wider platform of qualified and experienced staff with no increase in fees. Based upon their review, the Directors concluded that the asset-based management fee was fair and reasonable.

The Directors also considered the annualized returns of the Master Fund for the calendar one-year, three-year, five-year and since inception periods ended June 30, 2009 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The Directors noted that the performance of the Master Fund was that of a prior fund, which was reorganized into the current master-feeder structure whereby the Master Fund and the Feeder Funds assumed the prior fund's investment portfolio. The comparative information showed that the Master Fund outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods, and the Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreement was reasonable and fair and that the

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SEPTEMBER 30, 2009

approval of the New Investment Management Agreement was in the best interests of the Master Fund and its members.

APPROVAL OF PRIOR INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on May 14, 2009, the Directors of the Master Fund, including a majority of the Independent Directors, met in person and voted to approve the renewal of the Prior Investment Management Agreement between the Master Fund and the Predecessor Manager.

The Directors considered whether the renewal of the Prior Investment Management Agreement would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Predecessor Manager and the overall fairness of the Prior Investment Management Agreement. In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Predecessor Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Predecessor Manager under the Prior Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Predecessor Manager dedicated to performing services for the Master Fund. The Directors noted that the Prior Investment Management Agreement for the Master Fund authorized the Predecessor Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Predecessor Manager's supervision, and that pursuant to such authority the Predecessor Manager had retained the Adviser to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Predecessor Manager's procedures to oversee and monitor the investment activities of the Adviser and, separately, the Predecessor Manager's compliance program. Based on this review, the Directors concluded that the Predecessor Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Feeder Funds for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2009 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the comparative information showed that the PNC Alternative Strategies Fund and the PNC Alternative Strategies TEDI Fund outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods. The Directors concluded that the overall performance was satisfactory considering current market conditions. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund and its Feeder Funds as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structures that was based on publicly available sources and provided by the Predecessor Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure for the Feeder Funds provides for a performance-based incentive fee that increases the Predecessor Manager's fee level when

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SEPTEMBER 30, 2009

performance exceeds certain standards and decreases the fee level when performance falls below certain standards for each Feeder Fund. The Directors considered the Predecessor Manager's profitability in providing services to the Master Funds taking into account the fees and other benefits realized by the Predecessor Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Predecessor Manager in providing these services. The Directors concluded that the fees were fair and reasonable in relation to the services being provided.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Prior Investment Management Agreement were reasonable and fair and that the approval of the renewal of the Prior Investment Management Agreement was in the best interests of the Master Fund and its members.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Management Agreement authorizes the Manager to employ an adviser to assist the Manager in the performance of its investment management responsibilities, including any or all of the investment advisory services, provided that any fees or compensation payable to such adviser are paid by the Manager. The Manager retained the Adviser to manage the Master Fund's investment portfolio pursuant to an Investment Advisory Agreement. At the same meeting held on May 14, 2009, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Master Fund, the Predecessor Manager and the Adviser.

The Directors considered whether the renewal of the Investment Advisory Agreement would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement. In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, and reviewed materials received from the Adviser. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Predecessor Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Predecessor Manager to the Adviser when the performance of the Feeder Funds exceed certain levels and that such fees are paid by the Predecessor Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SEPTEMBER 30, 2009

capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Predecessor Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

Based on their evaluation of all material factors, including those described above, the Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable and that the approval of the continuation of the Investment Advisory Agreement is in the best interests of the Master Fund and its members.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2009

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the chief executive officer and the chief financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 PNC Alternative Strategies Fund LLC

By (Signature and Title)                     /s/ Kevin A. McCreadie
                                             ----------------------------
                                             Kevin A. McCreadie
                                             Chief Executive Officer

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Kevin A. McCreadie
                                             ----------------------------
                                             Kevin A. McCreadie
                                             Chief Executive Officer

Date: November 30, 2009

By (Signature and Title)                     /s/ Jennifer E. Spratley
                                             ----------------------------
                                             Jennifer E. Spratley
                                             Chief Financial Officer

Date: November 30, 2009